Net Income (Loss) Per Ordinary Share (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Ordinary Share (Parentheticals) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Basic And Diluted Net Income Loss Per Ordinary Share [Abstract]
Dilutive Weighted average common shares	101,685,915	97,442,359	101,381,153	97,296,206
Dilutive net loss per common share	$ (0.05)	$ (0.10)	$ (0.10)	$ (0.15)